Summary of Significant Accounting Policies - Property and equipment estimated useful lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Revenues	$ 100.0
Outstanding securities	700.0
Common stock held in trust		$ 250.0
Convertible Debt Securities
Property, Plant and Equipment [Line Items]
Convertible debt	$ 1,000.0
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Minimum | Machinery, field and laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Minimum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Maximum
Property, Plant and Equipment [Line Items]
Revenues	$ 1,070.0
Common stock held in trust		$ 700.0
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years
Maximum | Machinery, field and laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	15 years
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Maximum | Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years
Maximum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	20 years